                     LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                         INSTITUTIONAL U.S. SMALL COMPANY FUND


January 3, 2000

Dear Shareholder:

The six months ended November 30, 1999, were a volatile time for small-company stocks. That said, the J.P. Morgan Institutional U.S. Small Company Fund returned 27.73% for the period, significantly outperforming the 4.18% return of the Russell 2000 Index and the 11.62% return of the Lipper Small Company Fund Average.

The fund's net asset value rose from $11.98 per share on May 31, 1999, to $15.29 per share on November 30, 1999, after making distributions of approximately $0.01 per share from ordinary income. There were no distributions from short- and long-term capital gains. The fund's net assets increased from approximately $344.8 million on May 31, 1999, to approximately $391.0 million at the end of the reporting period. The net assets of the master portfolio, in which the fund invests, totaled approximately $643.9 million on November 30, 1999.

This report includes an interview with Marian U. Pardo, the portfolio manager primarily responsible for the master portfolio. In this interview, Marian discusses events in the small cap markets, portfolio performance, and her outlook for the coming months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

-------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS ........ 1     FUND FACTS AND HIGHLIGHTS ......... 6

FUND PERFORMANCE .................. 2     FINANCIAL STATEMENTS .............. 8

PORTFOLIO MANAGER Q&A ............. 3
-------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                          TOTAL RETURNS             AVERAGE ANNUAL TOTAL RETURNS
                                                   -----------------      ---------------------------------------
                                                   THREE      SIX         ONE        THREE       FIVE      TEN
AS OF NOVEMBER 30, 1999                            MONTHS     MONTHS      YEAR       YEARS       YEARS     YEARS*
---------------------------------------------------------------------------------------------------------------------------
J.P. MorganInst. U.S. Small Company Fund           21.16%     27.73%       35.37%     14.77%     19.00%     13.26%
Russell 2000 Index**                                6.42%      4.18%       15.67%     10.05%     14.82%     12.23%
Lipper Small Company Fund Average                   8.96%     11.62%       23.42%      9.74%     15.57%     12.15%

AS OF SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Inst. U.S. Small Company Fund           0.86%     12.57%       24.21%     10.20%     14.30%     11.20%
Russell 2000 Index**                               -6.32%      8.25%       19.07%      8.70%     12.38%     10.93%
Lipper Small Company Fund Average                  -3.77%     12.57%       24.96%      7.85%     12.76%     10.97%


*J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND'S RETURNS PRIOR TO NOVEMBER 4, 1993 (COMMENCEMENT OF OPERATIONS), INCLUDE HISTORICAL RETURNS OF THE J.P. MORGAN U.S. SMALL COMPANY FUND, WHICH HAD A HIGHER EXPENSE RATIO.

**THE RUSSELL 2000 IS AN UNMANAGED INDEX USED TO MEASURE THE AVERAGE STOCK PERFORMANCE OF U.S. SMALL-CAP STOCKS. IT DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with MARIAN U. PARDO, managing director and member of the portfolio management team for the master portfolio, in which the fund invests. Marian joined J.P. Morgan in 1968. She currently manages a number of small-cap portfolios. Previously, she has managed equity and convertible funds, as well as large-cap equity portfolios. Marian received her B.A. from Barnard College.This interview took place on December 9, 1999, and reflects Marian's views on that date.

WHAT WERE THE KEY TRENDS IN THE SMALL CAP MARKET OVER THE PAST SIX MONTHS?

MP: For the U.S. equity market, this six-month period was a highly volatile one. Small caps started off the year on somewhat shaky footing. However, for the balance of the year, they have done quite well, outperforming their larger-cap brethren and offering attractive relative value. Positive earnings announcements and forecasts for future strong earnings propelled the U.S. market forward even as market leadership narrowed even further as technology further strengthened its market-driving position. On the flip side, however, any company that missed consensus expectations, even by a penny or two, was severely punished by the market.

What we're seeing is the rise in importance of the "new" economy and the waning of the old. These new and old classifications have translated roughly into growth and value, with the growth sectors tech, telecom, biotech, and drugs driving the market while old economy staples such as basic industry and utilities fall to the sidelines.

The increasing disparity between growth and value that was a general market trend was particularly striking in the small cap arena. For the year-to-date ended November 30, the Russell 2000 Growth returned 21.65% versus a NEGATIVE 4.42% for the Russell 2000 Value. Put another way, of the sectors in the Russell 2000 Index, only those several new economy sectors had positive returns, and the index still posted a 9%-plus return year-to-date! This was further helped by the June 30 rebalancing of the Russell 2000. The weightings of new economy sectors increased, the result being an index that is a much better representation of emerging U.S. companies. The IPO market has continued to be red hot as well, with a large number of oversubscribed deals and Internet related issues immediately soaring to dizzying heights. One advantage of being a major asset management firm is that we have access to any company; last year we met with over 75% of the companies coming public.

At the same time, mergers and acquisitions have been reshaping the small-cap landscape, as many of the deals this year have been large companies buying small. This has driven up the price of the targets as well as bolstering credibility. We are finding opportunities in traditional value sectors because of the M&A activity. In retail, for example, Federated bought Fingerhut, and in utilities, Scana Corporation acquired Public Service of North Carolina.

HOW DID THE PORTFOLIO PERFORM IN THIS ENVIRONMENT?

MP: The portfolio did very well over the six months. We are now over 1600 basis points ahead of the index year-to-date. The tech-driven, growth-driven market has been to our advantage. While remaining broadly diversified across all sectors, earlier in the year we were overweight tech and telecom while underweighting REITs and utilities, all of which worked to our advantage. We have been fully exposed to all opportunities. Our overweights and underweights have been modest; however, these positions added a lot to performance because of the disparity between growth and value.

WHICH HOLDINGS ADDED TO PERFORMANCE?

MP: Human Genome Sciences, MicroStrategy, SDL, Inc., and Applied Micro Circuits were among our top performers over the six months. We've owned Human Genome Sciences since its IPO several years ago and the company continues to be at the forefront of pharmaceutical and diagnostic product development. Human Genome is a very good example of how we invest: we look to identify an opportunity early, be patient, and add to the position over time.

MicroStrategy was one of our top software stocks. The stocks of enterprise software providers in general have skyrocketed this year and MicroStrategy has been among the big winners. In October, the company announced that revenues were up 102% over the same quarter last year and third-quarter net income rose 97% from a year ago.

SDL, Inc., a manufacturer of products that power the transmission of data, voice, and Internet information over fiber-optic networks, was up following several consecutive quarters of positive earnings. Its outlook continues to be bright.

Applied Micro Circuits continues to benefit from strong demand for high-performance, high-bandwidth silicon solutions for the world's communication infrastructure. For the period, it was up over 500%.

Outside tech, Mueller Industries (multi-industry) and Georgia Gulf (basic industry) have had a positive impact on performance.

WHICH ONES DETRACTED FROM PERFORMANCE?

MP: There have, of course, been some disappointments. Cinar Corp., a Canadian film company, has been caught in the controversy over government subsidization of the Canadian film industry. It has since recovered.

The health services sector in general had a rough year. Our holding in Sunrise Assisted Living detracted from performance as the company's earnings growth slowed in the face of some overbuilding facilities. Health service companies have been fighting strong headwinds this year, which include political attitudes, reimbursements, and Y2K concerns. We sold our position in Sunrise.
4

A handful of tech and finance companies that had disappointing earnings underperformed. Included in this group is New Era of Networks (which we sold) and Willis Lease Finance.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

MP: In an extremely volatile market, with very narrow leadership, we feel we are properly positioned to take advantage of the opportunities out there. We expect the volatility to continue across the equity markets into 2000. We think, however, that the market will spread out somewhat, although the emphasis will still be on the new economy. Given global growth and continued U.S. growth, we think there are still opportunities in basic industry, energy, and some beaten down industrials. We are positioning ourselves to take advantage of this and have reduced our tech holdings a bit.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional U.S. Small Company Fund seeks to provide a high total return from a portfolio of equity securities of small companies. The fund seeks to outperform the Russell 2000 Index. It is designed for investors who are willing to assume the somewhat higher risk of investing in small companies in order to seek a higher total return over time than might be expected from a portfolio of stocks of large companies.

-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
7/19/93


-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 11/30/99
$390,985,032


-------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 11/30/99
$643,929,513


-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
12/20/99


-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/99


EXPENSE RATIO
The fund's current annualized expense ratio of 0.80% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF NOVEMBER 30, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

 TECHNOLOGY 27.1%

 CONSUMER GOODS
 & SERVICES 13.2%

 FINANCE 13.1%

 HEALTHCARE 9.2%

 INDUSTRIAL PRODUCTS
 & SERVICES 9.0%

 BASIC INDUSTRIES 7.1%

 SHORT-TERM & OTHER 7.0%

 TELECOMMUNICATIONS 6.6%

 ENERGY 4.8%

 TRANSPORTATION 1.4%

 UTILITES 1.2%

 CONVERTIBLE BONDS 0.3%


LARGEST EQUITY HOLDINGS                 % OF TOTAL INVESTMENTS
--------------------------------------------------------------
HUMAN GENOME SCIENCES (HEALTHCARE)               2.0%
MICROSTRATEGY, INC. (TECHNOLOGY)                 1.5%
CHECKFREE HOLDINGS CORP.
   (INDUSTRIAL PRODUCTS & SERVICES)              1.2%
APPLIED MICRO CIRCUITS CORP. (TECHNOLOGY)        1.2%
GEORGIA GULF CORP. (BASIC INDUSTRIES)            1.1%
WIND RIVER SYSTEMS, INC. (TECHNOLOGY)            1.1%
COOPER CAMERON CORP. (ENERGY)                    1.1%
KOPIN CORP. (TECHNOLOGY)                         1.0%
ANCHOR GAMING (CONSUMER GOODS & SERVICES)        1.0%
GEON CO. (BASIC INDUSTRIES)                      1.0%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinion expressed herein are based on current market conditions and are subject to change without notice. The fund invests in a master portfolio (another fund with the same objective). Historically small-company stocks have been more volatile than large-company stocks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS
CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
                                                                              7

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Small Company Portfolio
  ("Portfolio"), at value                          $391,364,963
Receivable for Shares of Beneficial Interest Sold        60,159
Receivable for Expense Reimbursements                     7,797
Prepaid Trustees' Fees                                    2,227
Prepaid Expenses and Other Assets                         1,781
                                                   ------------
    Total Assets                                    391,436,927
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                              359,102
Shareholder Servicing Fee Payable                        31,066
Administrative Services Fee Payable                       7,750
Other Payables                                            8,416
Fund Services Fee Payable                                 1,506
Line of Credit Payable                                    1,179
Administration Fee Payable                                  396
Accrued Expenses                                         42,480
                                                   ------------
    Total Liabilities                                   451,895
                                                   ------------
NET ASSETS
Applicable to 25,574,957 shares of Beneficial
  Interest Outstanding
  (par value $.001, unlimited shares authorized)   $390,985,032
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                              $15.29
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $310,282,704
Accumulated Net Investment Income                       474,313
Accumulated Net Realized Loss on Investment          (6,888,178)
Net Unrealized Appreciation of Investment            87,116,193
                                                   ------------
    Net Assets                                     $390,985,032
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income                                    $ 1,333,085
Allocated Interest Income                                        832,319
Allocated Portfolio Expenses                                  (1,181,814)
                                                             -----------
    Net Investment Income Allocated from
      Portfolio                                                  983,590
FUND EXPENSES
Administrative Services Fee                        $ 44,897
Shareholder Servicing Fee                           177,214
Transfer Agent Fees                                  11,999
Registration Fees                                     7,646
Printing Expenses                                     6,709
Professional Fees                                     6,610
Line of Credit Expenses                               3,649
Fund Services Fee                                     3,123
Administration Fee                                    2,492
Trustees' Fees and Expenses                           1,133
Insurance Expense                                       619
Miscellaneous                                        11,145
                                                   --------
    Total Fund Expenses                             277,236
Less: Reimbursement of Expenses                     (43,017)
                                                   --------
NET FUND EXPENSES                                                234,219
                                                             -----------
NET INVESTMENT INCOME                                            749,371
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                   33,180,393
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                         54,441,020
                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $88,370,784
                                                             ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   NOVEMBER 30, 1999    YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 1999
                                                   -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $        749,371   $   1,962,267
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                         33,180,393     (39,569,548)
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                              54,441,020     (14,775,646)
                                                   ----------------   -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          88,370,784     (52,382,927)
                                                   ----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (275,058)     (2,077,609)
Net Realized Gain                                                --     (36,917,961)
                                                   ----------------   -------------
    Total Distributions to Shareholders                    (275,058)    (38,995,570)
                                                   ----------------   -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         20,964,813     214,714,113
Reinvestment of Dividends and Distributions                 161,594      16,128,603
Cost of Shares of Beneficial Interest Redeemed          (63,013,424)   (215,100,689)
                                                   ----------------   -------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                     (41,887,017)     15,742,027
                                                   ----------------   -------------
    Total Increase (Decrease) in Net Assets              46,208,709     (75,636,470)
NET ASSETS
Beginning of Period                                     344,776,323     420,412,793
                                                   ----------------   -------------
End of Period (including undistributed net
  investment income of $474,313 and $0,
  respectively)                                    $    390,985,032   $ 344,776,323
                                                   ================   =============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period is as follows:

                                                     FOR THE SIX
                                                    MONTHS ENDED                   FOR THE FISCAL YEAR ENDED JUNE 30,
                                                  NOVEMBER 30, 1999    ----------------------------------------------------------
                                                     (UNAUDITED)         1999         1998         1997        1996        1995
                                                  -----------------    --------    ----------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF YEAR                    $  11.98         $  15.30     $  14.09     $  13.97    $  11.16    $  10.03
                                                      --------         --------     --------     --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                     0.02             0.08         0.09         0.10        0.13        0.10
Net Realized and Unrealized Gain (Loss)on
  Investment and Foreign Currency                         3.30            (1.83)        3.04         1.07        3.66        1.12
                                                      --------         --------     --------     --------    --------    --------
Total from investment operations                          3.32            (1.75)        3.13         1.17        3.79        1.22
                                                      --------         --------     --------     --------    --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                    (0.01)           (0.08)       (0.08)       (0.13)      (0.12)      (0.09)
Net Realized Gain                                           --            (1.49)       (1.84)       (0.92)      (0.86)         --
                                                      --------         --------     --------     --------    --------    --------
Total distributions to Shareholders                      (0.01)           (1.57)       (1.92)       (1.05)      (0.98)      (0.09)
                                                      --------         --------     --------     --------    --------    --------
NET ASSET VALUE, END OF YEAR                          $  15.29         $  11.98     $  15.30     $  14.09    $  13.97    $  11.16
                                                      ========         ========     ========     ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA
Total return                                             27.73%(c)       (10.79)%      23.55%        9.44%      35.60%      12.26%
Net assets, end of year (in thousands)                $390,985         $344,776     $420,413     $401,797    $291,931    $149,279
Ratios to Average Net Assets
  Net Expenses                                            0.80%(b)         0.80%        0.80%        0.80%       0.80%       0.80%
  Net Investment Income                                   0.42%(b)         0.55%        0.55%        0.81%       1.20%       1.14%
  Expenses Without Reimbursement                          0.82%(b)         0.85%        0.85%        0.85%       0.83%       0.91%
  Interest Expense                                          --               --         0.00%(a)       --          --          --

------------------------
(a) Less than 0.01%.

(b) Annualized.

(c) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional U.S. Small Company Fund (the "fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The inception date of the fund is July 19, 1993, and the fund commenced investment operations on November 4, 1993 when the first public shareholder was admitted.

The fund invests all of its investable assets in The U.S. Small Company Portfolio (the "portfolio"), a no load diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (61% at November 30,1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Distributions to shareholders of net investment income are declared and paid as dividends semi-annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $49,795. These costs were deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust, on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1999, the fee for these services amounted $2,492.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Inc. ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1999, the fee for these services amounted to $44,897.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.80% of the average daily net assets of the fund. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the six months ended November 30, 1999, J.P. Morgan has agreed to reimburse the fund $43,017 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. For the six months ended November 30, 1999, the fee for these services amounted to $177,214.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $3,123 for the year ended November 30, 1999.

J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $700.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                    FOR THE PERIOD    FOR THE FISCAL
                                                         ENDED          YEAR ENDED
                                                   NOVEMBER 30, 1999   MAY 31, 1999
                                                   -----------------  --------------
Shares sold......................................         1,634,101      17,760,637
Reinvestment of dividends and distributions......            13,021       1,433,027
Shares redeemed..................................        (4,848,655)    (17,891,323)
                                                   ----------------   -------------
Net Increase (Decrease)..........................        (3,201,533)      1,302,341
                                                   ================   =============

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The maximum borrowing under the Agreement was $150,000,000. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein until May 23, 2000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The fund pays a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount. This is allocable to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement as of November 30, 1999.

The U.S. Small Company Portfolio
Semi-annual Report November 30, 1999
(The following pages should be read in conjunction with J.P. Morgan Institutional U.S. Small Company Fund
Semi-Annual Financial Statements)

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMMON STOCKS (93.8%)
BASIC INDUSTRIES (7.2%)
CHEMICALS (4.3%)
Albemarle Corp.+.................................      229,900   $  4,454,312
Bush Boake Allen, Inc.+..........................       95,000      2,386,875
General Chemical Group, Inc......................      207,100        582,469
Geon Co..........................................      207,700      6,282,925
Georgia Gulf Corp................................      287,100      7,321,050
Minerals Technologies, Inc.......................       39,900      1,576,050
Wellman, Inc.....................................      305,000      4,860,937
                                                                 ------------
                                                                   27,464,618
                                                                 ------------
FOREST PRODUCTS & PAPER (1.5%)
Caraustar Industries, Inc........................      255,900      6,253,556
Universal Forest Products, Inc...................      208,700      3,208,762
                                                                 ------------
                                                                    9,462,318
                                                                 ------------

METALS & MINING (1.4%)
Commercial Metals Co.............................       55,300      1,769,600
Mueller Industries, Inc.+........................      157,300      5,662,800
Schnitzer Steel Industries, Inc., Class A........      106,600      2,012,075
                                                                 ------------
                                                                    9,444,475
                                                                 ------------
  TOTAL BASIC INDUSTRIES.........................                  46,371,411
                                                                 ------------

CONSUMER GOODS & SERVICES (13.8%)
AUTOMOTIVE (0.2%)
Sonic Automotive, Inc.+..........................      101,700        915,300
                                                                 ------------

BROADCASTING & PUBLISHING (2.8%)
Citadel Communications Corp.+....................       54,000      2,703,375
Entercom Communications Corp.+...................       75,900      4,340,531
Radio One, Inc.+.................................       20,900      1,320,619
Radio Unica Corp.+...............................       17,300        477,912
Spanish Broadcasting Systems, Inc., Class A+.....      109,600      3,479,800
TV Guide, Inc., Class A..........................       70,800      4,493,587
World Wrestling Federation Entertainment,
  Inc.+..........................................       58,000      1,167,250
                                                                 ------------
                                                                   17,983,074
                                                                 ------------
COMMERCIAL SERVICES (0.1%)
Official Payments Corp.+.........................       12,500        459,375
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

ENTERTAINMENT, LEISURE & MEDIA (3.4%)
American Classic Voyages Co.+....................       62,400   $  1,809,600
Anchor Gaming+...................................      117,300      6,458,831
Aztar Corp.+.....................................      141,200      1,509,075
Cinar Corp., Class B+............................      202,300      2,768,981
Flowers.com, Inc.+...............................       63,200        995,400
Insight Communications, Inc.+....................       90,500      2,239,875
Media Metrix, Inc.+..............................       50,500      1,868,500
Premier Parks, Inc.+.............................      102,500      2,562,500
Steiner Leisure Ltd.+............................       36,825        609,914
Travel Services International, Inc.+.............       60,900        609,000
Webstakes. com, Inc.+............................       61,600        546,700
                                                                 ------------
                                                                   21,978,376
                                                                 ------------

FOOD, BEVERAGES & TOBACCO (1.3%)
American Italian Pasta Co., Class A+.............       92,200      2,771,762
Beringer Wine Estates Holdings, Inc., Class B+...       52,500      2,185,312
Keebler Foods Co.+...............................      131,900      3,635,494
                                                                 ------------
                                                                    8,592,568
                                                                 ------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.6%)
Furniture Brands International, Inc.+............      116,700      2,275,650
Stanley Furniture Co., Inc.+.....................       86,200      1,713,225
                                                                 ------------
                                                                    3,988,875
                                                                 ------------

MACHINERY (0.3%)
Cnh Global NV(i).................................      156,400      2,140,725
                                                                 ------------

MANUFACTURING (0.2%)
Jore Corp.+......................................       43,700        524,400
Meade Instruments, Corp.+........................       26,200        795,825
                                                                 ------------
                                                                    1,320,225
                                                                 ------------

RESTAURANTS & HOTELS (1.1%)
Boca Resorts, Inc................................      158,800      1,389,500
Extended Stay America, Inc.+.....................      135,200      1,039,350
Papa John's International, Inc.+.................       94,200      3,382,369
Sun International Hotels Ltd.+(i)................       72,400      1,366,550
                                                                 ------------
                                                                    7,177,769
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
RETAIL (3.8%)
Alloy Online, Inc................................      110,400   $  2,139,000
AnnTaylor Stores Corp.+..........................      136,500      5,895,094
barnesandnoble.com, inc.+........................       37,600        714,400
Cost Plus, Inc...................................       47,300      1,750,100
eToys, Inc.+.....................................        8,400        526,050
Expedia, Inc.+...................................       19,100      1,017,075
Gerald Stevens, Inc.+............................      107,800      1,185,800
Lithia Motors, Inc., Class A+....................      100,500      1,903,219
School Specialty, Inc.+..........................      206,000      3,347,500
Stamps.com, Inc.+................................       42,400      3,336,350
Webvan Group, Inc.+..............................       13,500        333,281
Williams-Sonoma, Inc.+...........................       39,700      2,163,650
                                                                 ------------
                                                                   24,311,519
                                                                 ------------
  TOTAL CONSUMER GOODS & SERVICES................                  88,867,806
                                                                 ------------

ENERGY (4.9%)
ELECTRIC (0.9%)
Cleco Corp.......................................      169,200      5,520,150
                                                                 ------------
GAS EXPLORATION (1.1%)
Barrett Resources Corp.+.........................       23,000        610,937
Kinder Morgan, Inc...............................      135,600      2,754,375
Newfield Exploration Co.+........................      141,900      3,662,794
Spinnaker Exploration Co.+.......................       13,100        193,225
                                                                 ------------
                                                                    7,221,331
                                                                 ------------

OIL-PRODUCTION (0.9%)
Callon Petroleum Co.+............................      218,900      2,599,437
Devon Energy Corp................................       64,600      2,277,150
Unit Corp.+......................................      128,400        738,300
                                                                 ------------
                                                                    5,614,887
                                                                 ------------

OIL-SERVICES (2.0%)
Cooper Cameron Corp.+............................      163,400      7,005,775
ENSCO International, Inc.........................       63,700      1,277,981
National-Oilwell, Inc.+..........................      145,100      2,067,675
Smith International, Inc.+.......................       64,700      2,579,912
                                                                 ------------
                                                                   12,931,343
                                                                 ------------
  TOTAL ENERGY...................................                  31,287,711
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

FINANCE (13.4%)
BANKING (4.8%)
BancorpSouth, Inc................................       36,400   $    625,625
Bank United Corp., Class A.......................      158,000      5,628,750
Capital Crossing Bank+...........................       47,900        658,625
City National Corp...............................       86,400      3,115,800
Colonial BancGroup, Inc..........................      264,700      3,027,506
Commercial Federal Corp..........................      129,349      2,352,535
Community First Bankshares, Inc..................      152,500      2,773,594
Hamilton Bancorp, Inc.+..........................       95,000      1,828,750
National Commerce Bancorporation.................      187,800      4,741,950
Pacific Century Financial Corp...................       91,200      1,789,800
Republic Security Financial Corp.................      134,500      1,080,203
Sterling Bancshares, Inc.........................       12,900        165,281
Summit Bancshares, Inc...........................       33,900        669,525
Sun Bancorp, Inc.+...............................       88,050      1,012,575
Westamerica Bancorporation.......................       41,500      1,304,656
                                                                 ------------
                                                                   30,775,175
                                                                 ------------

FINANCIAL SERVICES (3.0%)
Allied Capital Corp..............................      156,900      3,177,225
American Home Mortgage Holdings, Inc.+...........       79,400        468,956
Creditrust Corp.+................................       63,700      1,114,750
Gabelli Asset Management, Inc., Class A+.........       98,900      1,718,387
Heller Financial, Inc............................      191,100      4,228,087
Intelligent Life Corp............................       31,800        139,125
Jones Intercable, Inc.+..........................       18,600      1,090,425
MicroFinancial, Inc..............................       46,200        522,637
Ocwen Financial Corp.+...........................      170,000      1,105,000
Rare Medium Group, Inc.+.........................       51,600      1,431,900
TD Waterhouse Group, Inc.+.......................      112,100      1,968,756
Web Street, Inc.+................................       49,200        747,225
Willis Lease Finance Corp.+......................      198,200      1,325,462
                                                                 ------------
                                                                   19,037,935
                                                                 ------------

INSURANCE (2.4%)
Annuity and Life Re (Holdings), Ltd.(i)+.........      159,300      4,540,050
E.W. Blanch Holdings, Inc........................       21,900      1,270,200
Fremont General Corp.............................      321,500      1,627,594
Miix Group, Inc..................................       23,700        322,912

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
INSURANCE (CONTINUED)
Quotesmith.com, Inc.+............................      167,400   $  1,694,925
RenaissanceRe Holdings Ltd.(i)...................      136,600      5,694,512
StanCorp Financial Group, Inc....................       24,300        671,287
                                                                 ------------
                                                                   15,821,480
                                                                 ------------

REAL ESTATE (0.2%)
Mission West Properties, Inc.....................      133,300      1,058,069
                                                                 ------------
REAL ESTATE INVESTMENT TRUSTS (3.0%)
Arden Realty, Inc................................      135,100      2,600,675
CenterPoint Properties Corp......................       54,900      1,907,775
Cousins Properties, Inc..........................      103,800      3,581,100
Manufactured Home Communities, Inc...............      105,500      2,499,031
Mills Corp.......................................       90,500      1,527,187
Post Properties, Inc.............................      147,500      5,623,437
The Macerich Co..................................       86,700      1,723,162
                                                                 ------------
                                                                   19,462,367
                                                                 ------------
  TOTAL FINANCE..................................                  86,155,026
                                                                 ------------

HEALTH CARE (10.2%)
BIOTECHNOLOGY (5.1%)
Affymetrix, Inc.+................................       49,500      4,851,000
BioCryst Pharmaceuticals, Inc.+..................       42,900      1,104,675
Human Genome Sciences, Inc.+.....................      118,300     13,249,600
IDEC Pharmaceuticals Corp.+......................       26,000      3,295,500
Millennium Pharmaceuticals, Inc.+................       54,000      5,256,562
SangStat Medical Corp.+..........................      168,700      3,974,994
Trimeris, Inc.+..................................       61,500      1,306,875
                                                                 ------------
                                                                   33,039,206
                                                                 ------------
HEALTH SERVICES (2.2%)
Allscripts, Inc.+................................      113,900      4,114,637
CareInsite, Inc.+................................       38,500      2,016,437
IDX Systems Corp.+...............................       55,700      1,180,144
MedQuist, Inc.+..................................      130,300      3,713,550
Oxford Health Plans, Inc.+.......................      164,600      2,412,419
Women First HealthCare, Inc.+....................       95,500        584,938
                                                                 ------------
                                                                   14,022,125
                                                                 ------------
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------

MEDICAL SUPPLIES (1.6%)
CONMED Corp.+....................................       35,300   $    891,325
Cyberonics Inc.+.................................       83,400      1,454,288
Cytyc Corp.+.....................................       14,100        615,113
I-STAT, Corp.+...................................      103,500      1,390,781
IDEXX Laboratories, Inc.+........................      114,800      2,123,800
MedImmune, Inc.+.................................       13,095      1,573,855
ResMed, Inc.+....................................       56,900      2,279,556
                                                                 ------------
                                                                   10,328,718
                                                                 ------------

PHARMACEUTICALS (1.3%)
ILEX Oncology, Inc.+.............................       34,300        595,963
Ligand Pharmaceuticals, Inc., Class B+...........      338,200      3,889,300
Triangle Pharmaceuticals, Inc.+..................       81,600      1,601,400
Vertex Pharmaceuticals, Inc.+....................       80,700      2,143,594
                                                                 ------------
                                                                    8,230,257
                                                                 ------------
  TOTAL HEALTH CARE..............................                  65,620,306
                                                                 ------------

INDUSTRIAL PRODUCTS & SERVICES (9.0%)
BUILDING MATERIALS (0.3%)
Elcor Corp.......................................       58,950      1,908,506
                                                                 ------------

BUSINESS & PUBLIC SERVICES (0.6%)
Modis Professional Services, Inc.+...............      148,000      1,581,750
Obie Media, Corp.+...............................       60,340        629,799
RoweCom, Inc.+...................................       38,400      1,617,600
                                                                 ------------
                                                                    3,829,149
                                                                 ------------

CAPITAL GOODS (0.8%)
IDEX Corp........................................       72,900      2,009,306
Shaw Group, Inc.+................................      127,500      2,661,563
                                                                 ------------
                                                                    4,670,869
                                                                 ------------

COMMERCIAL SERVICES (3.0%)
Central Parking Corp.............................      166,700      4,313,363
Checkfree Holdings Corp.+........................      120,900      7,941,619
Costar Group, Inc.+..............................       52,400      1,205,200
On Assignment, Inc.+.............................      111,000      3,114,938
Source Information Management Co+................      183,500      2,798,375
                                                                 ------------
                                                                   19,373,495
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
DIVERSIFIED MANUFACTURING (0.9%)
Buckeye Technologies, Inc.+......................      117,100   $  1,858,963
Gentek, Inc......................................      204,300      2,387,756
Symyx Technologies, Inc.+........................       50,200      1,731,900
                                                                 ------------
                                                                    5,978,619
                                                                 ------------

MACHINERY (0.6%)
Manitowoc Co., Inc...............................       39,400      1,201,700
Terex Corp.+.....................................      101,800      2,850,400
                                                                 ------------
                                                                    4,052,100
                                                                 ------------

MANUFACTURING (2.6%)
American National Can Group, Inc.................       94,500      1,222,594
AptarGroup, Inc..................................       54,000      1,464,750
Mettler-Toledo International, Inc.+..............      174,300      6,198,544
MKS Instruments, Inc.+...........................      124,300      3,091,963
Monaco Coach Corp.+..............................      116,700      2,509,050
National R.V. Holdings, Inc.+....................       94,900      1,767,513
Sycomore Networks, Inc.+.........................        2,400        532,800
                                                                 ------------
                                                                   16,787,214
                                                                 ------------

PACKAGING & CONTAINERS (0.2%)
Ivex Packaging Corp.+............................      142,400      1,504,100
                                                                 ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                  58,104,052
                                                                 ------------

TECHNOLOGY (25.4%)
AEROSPACE (0.8%)
L-3 Communications Holdings, Inc.+...............      112,800      4,653,000
                                                                 ------------

COMPUTER SOFTWARE (12.0%)
3DO Co.+.........................................      134,500      1,273,547
Accrue Software, Inc.+...........................       50,400      2,431,800
Agile Software, Corp.+...........................        8,500        905,781
Akamai Technologies, Inc.+.......................       15,900      3,768,300
Alteon Websystems, Inc.+.........................       10,000        965,000
Art Technology Group, Inc.+......................       42,600      2,705,100
Aspect Development, Inc.+........................       37,700      1,800,175
Deltathree.com, Inc.+............................       45,000      1,319,063
Digex, Inc. Del+.................................       28,500        954,750
Digital Impact, Inc.+............................       18,300        985,913
E. Piphany, Inc.+................................       11,500      1,948,531
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
COMPUTER SOFTWARE (CONTINUED)

Egain Communications, Corp.+.....................       29,200   $  1,226,400
Excalibur Technologies Corp.+....................      121,700      1,620,131
Exchange Applications, Inc.+.....................       40,900      2,484,675
Informatica Corp.+...............................       38,300      2,791,113
Informix Corp.+..................................      174,600      1,920,600
Interleaf, Inc.+.................................       37,000      1,357,438
Liberate Technologies, Inc.......................       18,700      2,386,588
Liquid Audio, Inc.+..............................       42,300      1,448,775
Looksmart, Ltd.+.................................      119,400      4,283,475
Mediaplex, Inc.+.................................       27,100        921,400
MicroStrategy, Inc...............................       79,100      9,689,750
National Information Consortium+.................       42,400      1,118,300
OpenTV Corp.+....................................       14,100      1,089,225
Packeteer, Inc.+.................................       55,600      2,884,250
Peregrine Systems, Inc...........................       29,200      2,044,000
Quintus Corp.+...................................        5,800        321,900
Rainmaker Systems, Inc.+.........................       37,800        845,775
Retek, Inc.+.....................................       38,600      2,617,563
Sanchez Computer Associates, Inc.................      101,400      3,979,950
Software.com, Inc.+..............................       25,200      2,445,975
Tumbleweed Communications Corp.+.................       64,100      2,499,900
Watchguard Technologies, Inc.+...................       87,700      2,159,613
Wind River Systems, Inc..........................      210,200      7,251,900
                                                                 ------------
                                                                   78,446,656
                                                                 ------------

COMPUTER SYSTEMS (0.9%)
Equant NV-NY Registered Shares(i)+...............       43,300      4,081,025
Internet Cap Group, Inc..........................          730        122,640
Redback Networks, Inc............................        4,500        629,719
SonicWALL, Inc.+.................................       14,800        505,975
                                                                 ------------
                                                                    5,339,359
                                                                 ------------

ELECTRONICS (0.3%)
Power-One, Inc.+.................................       82,300      1,954,625
                                                                 ------------

INFORMATION PROCESSING (5.1%)
24 / 7 Media, Inc.+..............................       88,300      4,481,225
Computer Horizons Corp.+.........................      183,100      2,574,844
Digital Island, Inc.+............................       46,200      2,159,850
Net Perceptions, Inc.+...........................       91,400      3,450,350

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
INFORMATION PROCESSING (CONTINUED)
Profit Recovery Group International, Inc.+.......       66,750   $  2,472,879
Proxicom, Inc.+..................................       37,800      2,608,200
Ticketmaster Online-CitySearch, Inc., Class B+...       57,100      1,620,213
Verio, Inc.+.....................................       78,900      2,835,469
Viant Corp.+.....................................       26,400      2,191,200
Visual Networks, Inc.+...........................       43,600      2,572,400
Webtrends Corp.+.................................       30,000      1,726,875
WorldGate Communications, Inc.+..................       98,100      3,194,381
Xoom.com, Inc.+..................................       14,700      1,117,200
                                                                 ------------
                                                                   33,005,086
                                                                 ------------

SEMICONDUCTORS (6.3%)
Act Manufacturing, Inc.+.........................       81,700      2,496,956
Applied Micro Circuits Corp......................       93,200      7,747,250
Applied Science and Technology, Inc.+............       53,500      1,263,938
ATMI, Inc.+......................................      142,000      4,322,125
C-Cube Microsystems, Inc.+.......................       38,800      1,736,906
Exar Corp.+......................................       93,900      4,565,888
Kopin Corp.+.....................................      100,000      6,500,000
Lam Research Corp.+..............................       47,600      3,694,950
Maker Communications, Inc.+......................       23,800        547,400
Rudolph Technologies, Inc.+......................       11,100        316,350
Sage, Inc.+......................................       14,500        362,500
SDL, Inc.+.......................................       33,000      5,370,750
Silicon Image, Inc.+.............................       34,700      1,492,100
                                                                 ------------
                                                                   40,417,113
                                                                 ------------
  TOTAL TECHNOLOGY...............................                 163,815,839
                                                                 ------------
TELECOMMUNICATIONS (7.3%)
TELECOMMUNICATION SERVICES (4.9%)
Aether Systems, Inc.+............................       12,900        980,400
Allegiance Telecom, Inc.+........................       79,400      5,865,675
American Mobile Satellite Corp.+.................      183,000      2,870,813
CapRock Communications Corp.+....................       57,800      1,408,875
Dycom Industries, Inc............................       27,300      1,098,825
E Tek Dynamics, Inc.+............................       42,000      3,150,000
              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
TELECOMMUNICATION SERVICES (CONTINUED)

iBasis, Inc.+....................................       19,400   $    657,175
ITC DeltaCom, Inc.+..............................       72,800      1,997,450
Juniper Networks, Inc............................       15,600      4,323,150
Metasolv Software, Inc.+.........................       16,000        987,000
MIH Ltd.+........................................        9,900        532,125
Net2phone, Inc.+.................................       29,100      1,691,438
PNV.net, Inc.+...................................       84,700      1,323,438
SeaChange International, Inc.....................       80,200      2,025,050
TeleCorp PCS, Inc.+..............................       22,100        796,981
Williams Communication Group, Inc.+..............       41,700      1,243,181
Wink Communications, Inc.+.......................       20,200        878,700
                                                                 ------------
                                                                   31,830,276
                                                                 ------------

TELECOMMUNICATIONS-EQUIPMENT (2.4%)
Advanced Fibre Communications+...................      191,800      5,334,438
Clarent Corp.+...................................       46,400      3,770,000
Cobalt Networks, Inc.+...........................       13,000      2,194,563
Finisar Corp.+...................................       24,400      2,812,100
Virata Corp.+....................................        9,200        295,550
World Access, Inc.+..............................       56,800        862,650
                                                                 ------------
                                                                   15,269,301
                                                                 ------------
  TOTAL TELECOMMUNICATIONS.......................                  47,099,577
                                                                 ------------

TRANSPORTATION (1.4%)
RAILROADS (0.1%)
Wisconsin Central Transportation Corp.+..........       39,000        547,219
                                                                 ------------

TRANSPORT & SERVICES (0.8%)
C.H. Robinson Worldwide, Inc.....................      147,600      5,147,550
                                                                 ------------

TRUCK & FREIGHT CARRIERS (0.5%)
Werner Enterprises, Inc..........................      229,825      3,447,375
                                                                 ------------
  TOTAL TRANSPORTATION...........................                   9,142,144
                                                                 ------------

UTILITIES (1.2%)
NATURAL GAS (0.6%)
Atmos Energy Corp................................      161,800      3,610,163
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES         VALUE
-------------------------------------------------  ------------  -------------
WATER (0.6%)
E'Town Corp......................................       65,000   $  4,086,875
                                                                 ------------
  TOTAL UTILITIES................................                   7,697,038
                                                                 ------------
  TOTAL COMMON STOCKS (COST $455,133,375)........                 604,160,910
                                                                 ------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
CONVERTIBLE BONDS (0.3%)
HEALTH CARE (0.3%)
Altrenative Living Services, Inc., 5.25% due
  12/15/02 (cost $1,973,234).....................  $ 2,665,100      1,882,946
                                                                 ------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT         VALUE
-------------------------------------------------  ------------  -------------
SHORT-TERM INVESTMENTS (7.1%)
OTHER INVESTMENT COMPANIES (7.1%)
J.P. Morgan Institutional Prime Money Market Fund
  (cost $45,481,832).............................  $45,481,832   $ 45,481,832
                                                                 ------------
TOTAL INVESTMENTS (COST
  $502,588,441) (101.2%).......................................   651,525,688
LIABILITIES IN EXCESS OF OTHER
  ASSETS (-1.2%)...............................................    (7,596,175)
                                                                 ------------
NET ASSETS (100.0%)............................................  $643,929,513
                                                                 ============

------------------------------
Note: Based on the cost of investments of $510,038,187 federal income tax purposes at November 30, 1999, the aggregate gross unrealized appreciation and depreciation was $172,869,477 and $31,381,976, respectively, resulting in net unrealized appreciation of $141,487,501.

+ Non-income producing security.

(i) Foreign security.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $502,588,441 )          $651,525,688
Receivable for Investments Sold                       8,198,646
Interest Receivable                                     323,248
Dividends Receivable                                    255,030
Prepaid Trustees' Fees                                    3,242
Prepaid Expenses and Other Assets                        12,450
                                                   ------------
    Total Assets                                    660,318,304
                                                   ------------
LIABILITIES
Payable to Custodian                                    505,916
Payable for Investments Purchased                    15,500,908
Advisory Fee Payable                                    306,410
Custody Fee Payable                                      26,349
Administrative Services Fee Payable                      12,741
Administration Fee Payable                                  538
Accrued Expenses                                         35,929
                                                   ------------
    Total Liabilities                                16,388,791
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $643,929,513
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                 $  2,108,221
Interest Income                                                    1,331,175
                                                                ------------
    Investment Income                                              3,439,396
EXPENSES
Advisory Fee                                       $ 1,677,213
Custodian Fees and Expenses                             95,576
Administrative Services Fee                             71,418
Professional Fees and Expenses                          21,184
Fund Services Fee                                        4,933
Printing Expenses                                        4,333
Administration Fee                                       3,275
Trustees' Fees and Expenses                              1,581
Insurance Expense                                          997
Miscellaneous                                              176
                                                   -----------
TOTAL EXPENSES                                                     1,880,686
                                                                ------------
NET INVESTMENT INCOME                                              1,558,710
NET REALIZED GAIN ON INVESTMENTS                                  44,708,908
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     96,447,865
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $142,715,483
                                                                ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED     FOR THE FISCAL
                                                   NOVEMBER 30, 1999    YEAR ENDED
                                                      (UNAUDITED)      MAY 31, 1999
                                                   -----------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      1,558,710   $   3,782,136
Net Realized Gain (Loss) on Investments                  44,708,908     (62,700,742)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                          96,447,865     (25,375,283)
                                                   ----------------   -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         142,715,483     (84,293,889)
                                                   ----------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                            88,338,329     289,628,106
Withdrawals                                            (118,991,284)   (355,231,710)
                                                   ----------------   -------------
    Net Decrease from Investors' Transactions           (30,652,955)    (65,603,604)
                                                   ----------------   -------------
    Total Increase (Decrease) in Net Assets             112,062,528    (149,897,493)
NET ASSETS
Beginning of Period                                     531,866,985     681,764,478
                                                   ----------------   -------------
End of Period                                      $    643,929,513   $ 531,866,985
                                                   ================   =============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          FOR THE       FOR THE FISCAL YEAR ENDED
                                                     SIX MONTHS ENDED            MAY 31,
                                                     NOVEMBER 30, 1999  --------------------------
                                                        (UNAUDITED)     1999   1998   1997   1996
                                                     -----------------  -----  -----  -----  -----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                             0.67%(a)     0.68%  0.68%  0.68%  0.67%
  Net Investment Income                                    0.55%(a)     0.67%  0.68%  0.92%  1.33%
Portfolio Turnover                                           49%         104%    96%    98%    93%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOVEMBER 30,1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of small company stocks. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio's custodian or designated sub custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30,1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998 the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc.("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement remained the same. For the six months ended November 30, 1999, such fees amounted to $1,677,213.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended November 30, 1999, J.P. Morgan has agreed to reimburse the portfolio $14,558 under this agreement.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended November 30, 1999, the fee for these services amounted to $3,275.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended November 30, 1999, the fee for these services amounted to $71,418.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOVEMBER 30,1999
--------------------------------------------------------------------------------
      the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $4,933 for the six months ended November 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the portfolio, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,100.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended November 30, 1999 were as follows:

  COST OF         PROCEEDS
  PURCHASES      FROM SALES
  ---------     ------------
  $281,342,280  $333,769,413

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     TAX AWARE ENHANCED INCOME FUND:

        INSTITUTIONAL SHARES

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:

        INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM- FUND

     MARKET NEUTRAL FUND: INSTITUTIONAL SHARES



FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS
SERVICES AT (800)766-7722.
IM0869-I


J.P. MORGAN
INSTITUTIONAL
U.S. SMALL
COMPANY FUND


SEMIANNUAL REPORT
NOVEMBER 30, 1999